Related Parties - Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and deposits in banks	$ 250,089,093	$ 335,692,114	$ 382,135,611
Other financial assets	57,944,523	68,497,221
Loans and other financing	598,600,865	686,328,209
Other non-financial assets	12,452,870	4,541,843
TOTAL ASSETS	2,090,120,158	1,946,567,225
LIABILITIES
Deposits	1,295,395,069	1,147,041,028
Liabilities as fair value through profit or loss	526,027	3,170,711
Other financial liabilities	135,091,316	131,278,389
Issued corporate bonds	2,715,556	5,825,893
Subordinated corporate bonds	89,533,385	106,570,079
Other non-financial liabilities	42,809,291	93,758,925
TOTAL LIABILITIES	1,577,891,283	1,479,769,834
Interest income	612,465,374	439,126,515	461,853,526
Interest expense	(307,140,282)	(183,872,424)	(178,866,319)
Commissions income	75,402,581	72,042,451	72,749,668
Commissions expenses	(7,413,595)	(6,878,052)	(6,019,529)
Net gain from measurement of financial instruments at fair value through profit or loss	45,158,876	32,491,457	41,100,715
Credit loss expense on financial assets	(6,897,807)	(5,056,287)	(23,114,986)
Administrative expenses	(39,155,671)	(39,137,679)	(42,750,706)
Other operating expenses	(75,059,038)	(66,705,286)	(60,207,150)
Net Income for the fiscal year	40,773,666	44,555,592	76,901,094
Macro Bank Limited [member]
ASSETS
TOTAL ASSETS	16,056,324	17,819,385
LIABILITIES
TOTAL LIABILITIES	11,096,822	12,034,621
Macro Securities SAU [member]
ASSETS
TOTAL ASSETS	33,920,825	29,383,987
LIABILITIES
TOTAL LIABILITIES	23,422,991	22,812,220
Argenpay SAU [member]
ASSETS
TOTAL ASSETS	2,534,924	2,307,368
LIABILITIES
TOTAL LIABILITIES	1,598,066	1,353,194
Subsidiaries [member] | Macro Bank Limited [member]
ASSETS
Cash and deposits in banks	1,419	1,603
TOTAL ASSETS	1,419	1,603
LIABILITIES
Deposits		8
TOTAL LIABILITIES		8
Other operating income	5	8	12
Net Income for the fiscal year	5	8	12
Subsidiaries [member] | Macro Securities SAU [member]
ASSETS
TOTAL ASSETS	2,113,373	2,697,732
LIABILITIES
Deposits	2,936,305	3,097,952
Issued corporate bonds	109,275
TOTAL LIABILITIES	3,045,580	3,097,952
Interest income	4,323	6,960	138,247
Interest expense		(8,205)	(1,844)
Commissions income	24,841	42,841	31,569
Other operating income		6,693
Credit loss expense on financial assets	(374)		(20,246)
Other operating expenses	(14,511)
Net Income for the fiscal year	14,279	48,289	147,726
Subsidiaries [member] | Macro Fondos SGFCISA [member]
LIABILITIES
Deposits	65,353	318,915
Issued corporate bonds	178,907
TOTAL LIABILITIES	244,260	318,915
Commissions income	156	232	903
Net Income for the fiscal year	156	232	903
Subsidiaries [member] | Argenpay SAU [member]
LIABILITIES
Deposits	58,138	133,622
TOTAL LIABILITIES	58,138	133,622
Other operating income	40		3
Net Income for the fiscal year	40		3
Subsidiaries [member] | Other loans [member] | Macro Securities SAU [member]
ASSETS
Loans and other financing	2,113,373	2,697,732
Associates [member]
LIABILITIES
Deposits	84,710	102,927
TOTAL LIABILITIES	84,710	102,927
Interest expense	(22,970)	(33,765)	(26,062)
Commissions income	345	434	262
Net Income for the fiscal year	(22,625)	(33,331)	(25,800)
Key management personnel of entity or parent [member]
ASSETS
Other financial assets	232,533	290,117
Other non-financial assets		47
TOTAL ASSETS	1,174,110	1,238,030
LIABILITIES
Deposits	4,161,737	7,197,104
Other financial liabilities	51,690	95,016
TOTAL LIABILITIES	4,213,427	7,292,120
Interest income	293,908	317,425	177,940
Interest expense	(104,453)	(74,764)	(2,627,002)
Commissions income	61	37	456
Commissions expenses	(51)	(45)	(397)
Net Income for the fiscal year	189,465	242,653	(2,449,003)
Key management personnel of entity or parent [member] | Overdrafts [member]
ASSETS
Loans and other financing	56,268	156,620
Key management personnel of entity or parent [member] | Credit card [member]
ASSETS
Loans and other financing	189,716	139,924
Key management personnel of entity or parent [member] | Personal loans [member]
ASSETS
Loans and other financing	1,162	2,776
Key management personnel of entity or parent [member] | Mortgage loans [member]
ASSETS
Loans and other financing	542,582	499,837
Key management personnel of entity or parent [member] | Other loans [member]
ASSETS
Loans and other financing	151,849	148,709
Other related parties [member]
ASSETS
Other financial assets	19	281,735
TOTAL ASSETS	3,477,577	6,079,685
LIABILITIES
Deposits	2,299,339	3,339,357
Liabilities as fair value through profit or loss	164,605	3,169,891
Other financial liabilities	12,028	485,510
Other non-financial liabilities	20,216	29,963
TOTAL LIABILITIES	2,496,188	7,024,721
Interest income	1,983,298	2,798,993	1,868,020
Interest expense	(69,030)	(109,111)	(2,168,471)
Commissions income	105,069	196,373	181,078
Commissions expenses	(1,143)	(343)	(691)
Net gain from measurement of financial instruments at fair value through profit or loss			52,516
Other operating income	52	62	68
Administrative expenses	(585,739)	(468,070)	(491,664)
Other operating expenses	(70,829)	(144,963)	(225,696)
Net Income for the fiscal year	1,361,678	2,272,941	(784,840)
Other related parties [member] | Document [member]
ASSETS
Loans and other financing		55,596
Other related parties [member] | Overdrafts [member]
ASSETS
Loans and other financing	420,910	492,704
Other related parties [member] | Credit card [member]
ASSETS
Loans and other financing	49,820	105,138
Other related parties [member] | Leases [member]
ASSETS
Loans and other financing	66,686	55,956
Other related parties [member] | Other loans [member]
ASSETS
Loans and other financing	1,400,121	3,095,126
Other related parties [member] | Guarantees granted [member]
ASSETS
Loans and other financing	1,540,021	1,993,430
Related parties [member]
ASSETS
Cash and deposits in banks	1,419	1,603
Other financial assets	3,249,587	2,049,017
Other non-financial assets		47
TOTAL ASSETS	9,783,514	11,494,215
LIABILITIES
Deposits	9,605,698	14,189,945
Liabilities as fair value through profit or loss	164,605	3,169,891
Other financial liabilities	63,718	580,526
Issued corporate bonds	288,182
Subordinated corporate bonds	144,549	81,844
Other non-financial liabilities	20,216	29,963
TOTAL LIABILITIES	10,286,968	18,052,169
Interest income	2,281,529	3,123,378	2,184,207
Interest expense	(196,453)	(225,845)	(4,823,379)
Commissions income	131,264	239,973	214,268
Commissions expenses	(11,841)	(1,087)	(1,088)
Net gain from measurement of financial instruments at fair value through profit or loss		45,691	52,516
Other operating income	1,304,833	19,812	83
Credit loss expense on financial assets	(374)		(20,246)
Administrative expenses	(585,739)	(468,070)	(491,664)
Other operating expenses	(85,340)	(144,963)	(225,696)
Net Income for the fiscal year	2,837,879	2,588,889	$ (3,110,999)
Related parties [member] | Document [member]
ASSETS
Loans and other financing		55,596
Related parties [member] | Overdrafts [member]
ASSETS
Loans and other financing	477,178	649,324
Related parties [member] | Credit card [member]
ASSETS
Loans and other financing	239,536	245,062
Related parties [member] | Leases [member]
ASSETS
Loans and other financing	66,686	55,956
Related parties [member] | Personal loans [member]
ASSETS
Loans and other financing	1,162	2,776
Related parties [member] | Mortgage loans [member]
ASSETS
Loans and other financing	542,582	499,837
Related parties [member] | Other loans [member]
ASSETS
Loans and other financing	3,665,343	5,941,567
Related parties [member] | Guarantees granted [member]
ASSETS
Loans and other financing	1,540,021	1,993,430
Fintech SGR [Member]
ASSETS
Other financial assets	3,017,035	1,477,165
TOTAL ASSETS	3,017,035	1,477,165
LIABILITIES
Deposits	116	60
Subordinated corporate bonds	144,549	81,844
TOTAL LIABILITIES	144,665	81,904
Commissions income	792	56
Commissions expenses	(10,647)	(699)
Net gain from measurement of financial instruments at fair value through profit or loss		45,691
Other operating income	1,304,736	13,049
Net Income for the fiscal year	$ 1,294,881	$ 58,097